FINANCIAL LIABILITIES (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Derivative financial instruments	$ 682,000	$ 5,140,000
CVIs		$ 216,626,000